Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

May 4, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Knowledge Leaders Developed World ETF does not differ from that contained in Post-Effective Amendment No. 1098 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2020.

If you have any questions or require further information, do not hesitate to contact me at 626-385-5777.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary